Impairment of goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment cash_generating_unit	Dec. 31, 2017	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / £	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of impairment loss recognised or reversed [line items]
Number of cash generating units | cash_generating_unit	6
Number of reportable segments | segment	2
Goodwill	$ 59.6				$ 56.9	$ 62.2
Growth rate used to extrapolate cash flow projections		2.10%			2.10%
Exchange rate applied to cash flow projections (in USD per GBP and EUR per USD)			1.19	1.35
Minimum
Disclosure of impairment loss recognised or reversed [line items]
Discount rate applied to cash flow projections		8.50%			10.10%
Maximum
Disclosure of impairment loss recognised or reversed [line items]
Discount rate applied to cash flow projections		10.90%			10.70%
Gas Cylinders
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	20.5				$ 18.9	22.3
Gas Cylinders | Luxfer Gas Cylinders
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	19.5				17.9
Gas Cylinders | Superform
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	1.0				1.0
Elektron
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	39.1				38.0	$ 39.9
Luxfer MEI Technologies operations
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	5.4				3.9
Luxfer Magtech operations
Disclosure of impairment loss recognised or reversed [line items]
Goodwill	$ 33.7
Magnesium Elektron operations
Disclosure of impairment loss recognised or reversed [line items]
Goodwill					$ 34.1